LOANS, FINANCING AND DEBENTURES - Roll-forward of loans, financing and debentures (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Opening balance	R$ 101,435,531	R$ 77,172,692
Fundraising, net of issuance costs	23,871,760	15,692,905
Interest accrued	5,953,778	5,413,707
Monetary and exchange rate variation, net	(8,384,101)	17,728,324
Settlement of principal	(22,353,325)	(9,410,807)
Settlement of interest	(5,817,907)	(5,241,389)
Amortization of fundraising costs	101,803	80,099
Other Changes in Borrowings	(6,282)
Closing balance	R$ 94,801,257	R$ 101,435,531